RELATED PARTY TRANSACTIONS BALANCES	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS BALANCES

NOTE 7– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the three months ended March 31, 2026, and the three months ended March 31, 2025, is set out below:

	March 31, 2026	March 31, 2025
salary (cost of sales)	13,416	51,381
consulting (research and development)	30,859	32,148
consulting (professional fees)	57,604	42,933
share based payments	-	615,782
salary (general and administrative expenses)	370,386	398,591
	$472,265	$1,140,835

As at March 31, 2026, $1,145 was owed from shareholders of the company (December 31, 2025– $1,300). Amounts owed were recorded in accounts receivable are non-interest bearing and unsecured.

As at March 31, 2026, $100,285 was owed to directors of the Company (December 31, 2025– $113,892). Amounts due are non-interest bearing and unsecured.